Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 28, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Medizone International Inc
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		279,598,038
Entity Public Float			$ 49,523,358
Amendment Flag	false
Entity Central Index Key	0000753772
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 129,759	$ 435,894
Prepaid expenses	47,286	8,800
Deferred consulting fees		63,923
Total Current Assets	177,045	508,617
PROPERTY AND EQUIPMENT, NET	3,975	1,344
OTHER ASSETS
Trademark and patents, net	146,342	117,771
Lease deposit	4,272	1,122
Total Other Assets	150,614	118,893
TOTAL ASSETS	331,634	628,854
CURRENT LIABILITIES
Accounts payable	475,912	451,412
Accounts payable ��� related parties	229,669	228,269
Accrued expenses	451,986	427,529
Accrued expenses ��� related parties	1,960,527	1,964,316
Due to stockholders		6,000
Customer deposits	40,000
Notes payable	283,249	283,266
Total Current Liabilities	3,441,343	3,360,792
CONTINGENT LIABILITIES (Note 5)	224,852	224,852
TOTAL LIABILITIES	3,666,195	3,585,644
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 50,000,000 shares authorized of $0.00001 par value, no shares issued or outstanding	0	0
Common stock, 395,000,000 shares authorized of $0.001 par value, 272,041,949 and 259,362,171 shares issued and outstanding, respectively	272,042	259,362
Additional paid-in capital	23,155,777	21,593,448
Other comprehensive loss	(21,082)	(8,519)
Deficit accumulated during the development stage	(26,741,298)	(24,801,081)
Total Stockholders' Deficit	(3,334,561)	(2,956,790)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 331,634	$ 628,854

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	395,000,000	395,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	272,041,949	259,362,171
Common stock, shares outstanding	272,041,949	259,362,171

Consolidated Statements of Operations and Other Comprehensive Loss (USD $)	12 Months Ended		311 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
REVENUES			$ 133,349
EXPENSES
Cost of sales			103,790
General and administrative	946,833	1,802,151	19,359,651
Research and development	945,848	920,291	5,105,928
Expense on extension of warrants			2,092,315
Depreciation and amortization	22,541	9,823	83,055
Bad debt expense			48,947
Total Expenses	1,915,222	2,732,265	26,793,686
Loss from Operations	(1,915,222)	(2,732,265)	(26,660,337)
OTHER INCOME (EXPENSES)
Gain on sales of subsidiaries			208,417
Debt forgiveness			61,514
Non-controlling interest in loss			26,091
Other income			19,780
Interest expense	(24,995)	(23,861)	(1,166,501)
Loss on termination of license agreement			(125,000)
Total Other Expenses	(24,995)	(23,861)	(975,699)
LOSS BEFORE EXTRAORDINARY ITEMS	(1,940,217)	(2,756,126)	(27,636,036)
EXTRAORDINARY ITEMS
Debt forgiveness			479,738
Lawsuit settlement			415,000
Total Extraordinary Items			894,738
NET LOSS	(1,940,217)	(2,756,126)	(26,741,298)
OTHER COMPREHENSIVE LOSS
Loss on foreign currency translation	(12,563)	(4,908)	(21,082)
TOTAL COMPREHENSIVE LOSS	$ (1,952,780)	$ (2,761,034)	$ (26,762,380)
BASIC LOSS PER SHARE (in Dollars per share)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	266,147,052	249,635,605

Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Common stock issued for services Common Stock [Member] USD ($)	Common stock issued for services Additional Paid-in Capital [Member] USD ($)	Common stock issued for conversion of warrants Common Stock [Member] USD ($)	Common stock issued for conversion of warrants Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for the exercise of options Common Stock [Member] USD ($)	Common stock issued for the exercise of options Additional Paid-in Capital [Member] USD ($)	Common stock shares subscribed Common Stock Subscribed USD ($)	Common stock shares subscribed Additional Paid-in Capital [Member] USD ($)	Common stock issued for debt Common Stock [Member] USD ($)	Common stock issued for debt Common Stock Subscribed USD ($)	Common stock issued for debt Additional Paid-in Capital [Member] USD ($)	Common stock issued for debt Common Stock [Member] USD ($)	Common stock issued for debt Additional Paid-in Capital [Member] USD ($)	Common stock issued for services Common Stock [Member] USD ($)	Common stock issued for services Additional Paid-in Capital [Member] USD ($)	Common stock issued for services Common Stock [Member] USD ($)	Common stock issued for services Additional Paid-in Capital [Member] USD ($)	Common stock issued for debt at $0.147 per share Common Stock [Member] USD ($)	Common stock issued for debt at $0.147 per share Additional Paid-in Capital [Member] USD ($)	Common stock issued for services at $0.285 per share Common Stock [Member] USD ($)	Common stock issued for services at $0.285 per share Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for patent legal work Common Stock [Member] USD ($)	Common stock issued for patent legal work Additional Paid-in Capital [Member] USD ($)	Common stock issued for stock issuance costs Common Stock [Member] USD ($)	Common stock issued for stock issuance costs Additional Paid-in Capital [Member] USD ($)	Stock options granted for services Additional Paid-in Capital [Member]	Stock options granted for services Additional Paid-in Capital [Member]	Common Stock [Member] USD ($)	Common Stock Subscribed USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 1985
Initial capitalization of Medizone - Nevada at $0.03 per share																																								$ 5,500		$ 150,128
Initial capitalization of Medizone - Nevada at $0.03 per share (in Shares)																																								5,500,000
Common shares issued in acquisitionof Medizone - Delaware																																								37,500		(37,500)
Common shares issued in acquisitionof Medizone - Delaware (in Shares)																																								37,500,000
Common stock issued for services	50	4,950
Common stock issued for services, shares (in Shares)	50,000
Common stock issued for exercise of warrants			7,815	773,645
Common stock issued for exercise of warrants, shares (in Shares)			7,814,600
Stock issuance costs																																										(105,312)
Net loss																																												(796,068)
Balance at Dec. 31, 1986																																								50,865		785,911		(796,068)
Balance, shares (in Shares) at Dec. 31, 1986																																								50,864,600
Common stock issued for services	203	24,314
Common stock issued for services, shares (in Shares)	203,167
Common stock issued for exercise of options							250	437,250
Common stock issued for exercise of options, shares (in Shares)							250,000
Common stock issued for exercise of warrants			2	257
Common stock issued for exercise of warrants, shares (in Shares)			2,600
Common stock issued for patent in March 1987 at $0.69 per share																																								1,000		692,750
Common stock issued for patent in March 1987 at $0.69 per share (in Shares)																																								1,000,000
Common stock issued for cash					950	149,050
Common stock issued for cash, shares (in Shares)					950,000
Net loss																																												(2,749,400)
Balance at Dec. 31, 1987																																								53,270		2,089,532		(3,545,468)
Balance, shares (in Shares) at Dec. 31, 1987																																								53,270,367
Common stock issued for services	35	7,965
Common stock issued for services, shares (in Shares)	35,000
Additional capital contributed																																										174,126
Common stock issued for exercise of options							200	99,800
Common stock issued for exercise of options, shares (in Shares)							200,000
Common stock issued for cash					1,000	79,000
Common stock issued for cash, shares (in Shares)					1,000,000
Net loss																																												(714,347)
Balance at Dec. 31, 1988																																								54,505		2,450,423		(4,259,815)
Balance, shares (in Shares) at Dec. 31, 1988																																								54,505,367
Common stock issued for services	262	46,363
Common stock issued for services, shares (in Shares)	261,889
Common stock issued for exercise of options							375	59,125
Common stock issued for exercise of options, shares (in Shares)							375,000
Common stock issued for cash					5,790	285,710
Common stock issued for cash, shares (in Shares)					5,790,000
Common stock issued for services and in lieu of outstanding debt																																								4,750		578,978
Common stock issued for services and in lieu of outstanding debt, shares (in Shares)																																								4,749,532
Net loss																																												(862,051)
Balance at Dec. 31, 1989																																								65,682		3,420,599		(5,121,866)
Balance, shares (in Shares) at Dec. 31, 1989																																								65,681,788
Common stock issued for services	880	87,120
Common stock issued for services, shares (in Shares)	880,000
Additional capital contributed																																										100,000
Common stock issued for cash					4,250	175,250
Common stock issued for cash, shares (in Shares)					4,250,000
Common stock issued for services and in lieu of outstanding debt																																								2,423		137,577
Common stock issued for services and in lieu of outstanding debt, shares (in Shares)																																								2,422,727
Net loss																																												(606,309)
Balance at Dec. 31, 1990																																								73,235		3,920,546		(5,728,175)
Balance, shares (in Shares) at Dec. 31, 1990																																								73,234,515
Common stock issued for services	425	72,075
Common stock issued for services, shares (in Shares)	425,000
Additional capital contributed																																										5,000
Common stock issued for exercise of options																																								450		204,050
Common stock issued for exercise of options, shares (in Shares)																																								450,000
Common stock issued for cash					4,366	305,634
Common stock issued for cash, shares (in Shares)					4,366,667
Net loss																																												(1,220,152)
Balance at Dec. 31, 1991																																								78,476		4,507,305		(6,948,327)
Balance, shares (in Shares) at Dec. 31, 1991																																								78,476,182
Common stock issued for services	152	30,148
Common stock issued for services, shares (in Shares)	151,500
Common stock issued for debt																																								250		37,250
Common stock issued for debt , shares (in Shares)																																								250,000
Additional capital contributed																																										81,100
Common stock issued for exercise of options							250	124,750
Common stock issued for exercise of options, shares (in Shares)							250,000
Common stock issued for cash					2,702	427,648
Common stock issued for cash, shares (in Shares)					2,702,335
Net loss																																												(649,941)
Balance at Dec. 31, 1992																																								81,830		5,208,201		(7,598,268)
Balance, shares (in Shares) at Dec. 31, 1992																																								81,830,017
Common stock issued for services	5,347	542,859
Common stock issued for services, shares (in Shares)	5,347,219
Common stock issued for cash					1,472	269,528
Common stock issued for cash, shares (in Shares)					1,471,666
Common shares subscribed																																									2,619	259,296
Net loss																																												(1,598,342)
Balance at Dec. 31, 1993																																								88,649	2,619	6,279,884		(9,196,610)
Balance, shares (in Shares) at Dec. 31, 1993																																								88,648,902
Common stock issued for services	1,431	141,727
Common stock issued for services, shares (in Shares)	1,431,590
Common stock issued for debt												417	41,234																												11,250	2,022,379
Issuance of subscribed stock																																								10,385	(10,385)
Issuance of subscribed stock, shares (in Shares)																																								10,384,900
Issuance of shares in recognition of disparity in purchase price in offering																																								1,126		(1,126)
Issuance of shares in recognition of disparity in purchase price in offering (in Shares)																																								1,125,834
Prior period adjustment																																												219,422
Common shares subscribed									9,552	945,682
Net loss																																												(1,126,315)
Balance at Dec. 31, 1994																																								101,591	13,453	9,429,780		(10,103,503)
Balance, shares (in Shares) at Dec. 31, 1994																																								101,591,226
Redeemable common shares converted to common stock																																								200		39,800
Redeemable common shares converted to common stock (in Shares)																																								200,000
Common stock issued for services	2,050	202,950
Common stock issued for services, shares (in Shares)	2,050,000
Issuance of subscribed stock																																								17,524	(17,524)
Issuance of subscribed stock, shares (in Shares)																																								17,524,860
Cancellation of common shares																																								(1,242)		(70,563)
Cancellation of common shares (in Shares)																																								(1,242,727)
Prior period adjustment																																												71,806
Additional capital contributed																																										50,000
Common shares subscribed																																									9,118	902,707
Net loss																																												(1,081,027)
Balance at Dec. 31, 1995																																								120,123	5,047	10,554,674		(11,112,724)
Balance, shares (in Shares) at Dec. 31, 1995																																								120,123,359
Common stock issued for services	1,416	140,171
Common stock issued for services, shares (in Shares)	1,415,875
Issuance of subscribed stock																																								8,413	(8,413)
Issuance of subscribed stock, shares (in Shares)																																								8,412,379
Common stock issued for cash					100	9,900
Common stock issued for cash, shares (in Shares)					100,000
Common shares subscribed																																									6,456	718,991
Net loss																																												(1,329,395)
Balance at Dec. 31, 1996																																								130,052	3,090	11,423,736		(12,442,119)
Balance, shares (in Shares) at Dec. 31, 1996																																								130,051,613
Common stock issued for services	3,746	370,886
Common stock issued for services, shares (in Shares)	3,746,336
Issuance of subscribed stock																																								3,090	(3,090)
Issuance of subscribed stock, shares (in Shares)																																								3,089,680
Common shares subscribed																																									5,714	394,287
Net loss																																												(775,559)
Balance at Dec. 31, 1997																																								136,888	5,714	12,188,909		(13,217,678)
Balance, shares (in Shares) at Dec. 31, 1997																																								136,887,629
Common stock issued for services	50	3,700														3,465	169,786	750	63,785
Common stock issued for services, shares (in Shares)	50,000															3,465,000		750,000
Common stock issued for debt														865	42,372																									967		82,214
Common stock issued for debt , shares (in Shares)														864,747																										967,630
Issuance of subscribed stock																																								5,714	(5,714)
Issuance of subscribed stock, shares (in Shares)																																								5,714,286
Cancellation of common shares																																								(630)		630
Cancellation of common shares (in Shares)																																								(630,000)
Common stock issued for exercise of warrants			857	59,143
Common stock issued for exercise of warrants, shares (in Shares)			857,142
Net loss																																												(565,761)
Balance at Dec. 31, 1998																																								148,926		12,610,539		(13,783,439)
Balance, shares (in Shares) at Dec. 31, 1998																																								148,926,434
Common stock issued for services	25	1,725
Common stock issued for services, shares (in Shares)	25,000
Common stock issued for exercise of warrants																																								937		64,618
Common stock issued for exercise of warrants, shares (in Shares)																																								936,507
Additional expense for extension of warrants below market value																																										123,389
Net loss																																												(359,571)
Balance at Dec. 31, 1999																																								149,888		12,800,271		(14,143,010)
Balance, shares (in Shares) at Dec. 31, 1999																																								149,887,941
Common stock issued for services	350	60,900																				300	85,200
Common stock issued for services, shares (in Shares)	350,000																					300,000
Common stock issued for debt											2,020		220,180	20	3,980					95	13,905																			100		54,900
Common stock issued for debt , shares (in Shares)											2,020,000			20,000						95,000																				100,000
Cancellation of common shares																																								(2,000)		2,000
Cancellation of common shares (in Shares)																																								(2,000,000)
Common stock issued for exercise of warrants			3,143	216,857
Common stock issued for exercise of warrants, shares (in Shares)			3,142,857
Additional expense for extension of warrants below market value																																										1,743,468
Net loss																																												(2,187,138)
Balance at Dec. 31, 2000																																								153,916		15,201,661		(16,330,148)
Balance, shares (in Shares) at Dec. 31, 2000																																								153,915,798
Common stock issued for cash					500	99,500																		200	29,800	167	24,818													555		99,441
Common stock issued for cash, shares (in Shares)					500,000																			200,000		166,666														555,555
Net loss																																												(716,054)
Balance at Dec. 31, 2001																																								155,338		15,455,220		(17,046,202)
Balance, shares (in Shares) at Dec. 31, 2001																																								155,338,019
Common stock issued for services	230	22,770														480	47,520
Common stock issued for services, shares (in Shares)	230,000															480,000
Common stock issued for debt											447		44,290
Common stock issued for debt , shares (in Shares)											447,368
Common stock issued for cash					1,000	99,000																																		250		24,750
Common stock issued for cash, shares (in Shares)					1,000,000																																			250,000
Net loss																																												(687,273)
Balance at Dec. 31, 2002																																								157,745		15,693,550		(17,733,475)
Balance, shares (in Shares) at Dec. 31, 2002																																								157,745,387
Common stock issued for services	100	4,900																2,000	38,000
Common stock issued for services, shares (in Shares)	100,000																	2,000,000
Common stock issued for debt																																								460		22,540
Common stock issued for debt , shares (in Shares)																																								460,000
Common stock issued for cash					500	24,500																		165	8,085	200	9,800
Common stock issued for cash, shares (in Shares)					500,000																			165,000		200,000
Net loss																																												(522,796)
Balance at Dec. 31, 2003																																								161,170		15,801,375		(18,256,271)
Balance, shares (in Shares) at Dec. 31, 2003																																								161,170,387
Net loss																																												(371,395)
Balance at Dec. 31, 2004																																								161,170		15,801,375		(18,627,666)
Balance, shares (in Shares) at Dec. 31, 2004																																								161,170,387
Net loss																																												(326,153)
Balance at Dec. 31, 2005																																								161,170		15,801,375		(18,953,819)
Balance, shares (in Shares) at Dec. 31, 2005																																								161,170,387
Common stock warrants granted																																										2,756
Additional capital contributed																																										1,356
Net loss																																												(356,430)
Balance at Dec. 31, 2006																																								161,170		15,805,487		(19,310,249)
Balance, shares (in Shares) at Dec. 31, 2006																																								161,170,387
Common stock warrants granted																																										30,737
Net loss																																												(552,449)
Balance at Dec. 31, 2007																																								161,170		15,836,224		(19,862,698)
Balance, shares (in Shares) at Dec. 31, 2007																																								161,170,387
Common stock warrants granted																																										86,572
Common stock issued for services																7,000	225,000
Common stock issued for services, shares (in Shares)																7,000,000
Common stock issued for debt											409		7,772																											11,250		213,750
Common stock issued for debt , shares (in Shares)											409,075																													11,250,000
Additional capital contributed																																										16,667
Common stock issued for cash					8,000	72,000																		3,300	95,700	5,463	104,637	3,334	96,666
Common stock issued for cash, shares (in Shares)					8,000,000																			3,300,000		5,463,333		3,333,333
Net loss																																												(707,542)
Balance at Dec. 31, 2008																																								199,926		16,754,988		(20,570,240)
Balance, shares (in Shares) at Dec. 31, 2008																																								199,926,128
Common stock warrants granted																																										105,393
Stock options granted (in Shares)																																										146,097
Loss on foreign currency translation																																											(3,611)
Common stock issued for services	2,495	163,375																																50	14,700
Common stock issued for services, shares (in Shares)	2,495,474																																	50,000
Common stock issued for exercise of warrants																																								5,126		(5,126)
Common stock issued for exercise of warrants, shares (in Shares)																																								5,126,265
Common stock issued to a related company in an early termination of a marketing rights agreement and the termination of a joint venture agreement at $0.40 per share																																								313		124,687
Common stock issued to a related company in an early termination of a marketing rights agreement and the termination of a joint venture agreement at $0.40 per share (in Shares)																																								312,500
Common stock issued for cash					340	84,660																		6,000	114,000	21,600	626,400	4,460	263,140	1,324	131,116	67	9,933
Common stock issued for cash, shares (in Shares)					340,000																			6,000,000		21,599,999		4,459,999		1,324,400		66,667
Net loss																																												(1,474,715)
Balance at Dec. 31, 2009																																								241,701		18,533,363	(3,611)	(22,044,955)
Balance, shares (in Shares) at Dec. 31, 2009																																								241,701,432
Stock options granted (in Shares)																																						203,022	67,465			46,094
Loss on foreign currency translation																																											(4,908)
Common stock issued for services	2,211	545,554																																						4,000		836,000
Common stock issued for services, shares (in Shares)	2,210,839																																							4,000,000
Common stock issued for cash					10,862	1,372,538
Common stock issued for cash, shares (in Shares)					10,861,665
Stock issuance costs																																				588	(588)					(10,000)
Stock issuance costs, shares (in Shares)																																				588,235
Net loss																																												(2,756,126)	(2,756,126)
Balance at Dec. 31, 2010																																								259,362		21,593,448	(8,519)	(24,801,081)	(2,956,790)
Balance, shares (in Shares) at Dec. 31, 2010																																								259,362,171					259,362,171
Stock options granted (in Shares)																																										33,403
Loss on foreign currency translation																																											(12,563)
Issuance of subscribed stock																																								1,125	(1,125)
Issuance of subscribed stock, shares (in Shares)																																								1,125,000
Common stock issued for cash																								11,555	1,404,351
Common stock issued for cash, shares (in Shares)																								11,554,778
Common shares subscribed									1,125	128,875
Stock issuance costs																																										(4,300)
Net loss																																												(1,940,217)	(1,940,217)
Balance at Dec. 31, 2011																																								$ 272,042		$ 23,155,777	$ (21,082)	$ (26,741,298)	$ (3,334,561)
Balance, shares (in Shares) at Dec. 31, 2011																																								272,041,949					272,041,949

Consolidated Statement of Stockholders' Equity (Deficit) (Parentheticals) (USD $)	12 Months Ended																			12 Months Ended				12 Months Ended														12 Months Ended																																		12 Months Ended
	Dec. 31, 1987 Common stock issued for services Common Stock [Member]	Dec. 31, 1986 Common stock issued for services Common Stock [Member]	Dec. 31, 2010 Common stock issued for services Common Stock [Member]	Dec. 31, 2009 Common stock issued for services Common Stock [Member]	Dec. 31, 2003 Common stock issued for services Common Stock [Member]	Dec. 31, 2002 Common stock issued for services Common Stock [Member]	Dec. 31, 2000 Common stock issued for services Common Stock [Member]	Dec. 31, 1999 Common stock issued for services Common Stock [Member]	Dec. 31, 1998 Common stock issued for services Common Stock [Member]	Dec. 31, 1997 Common stock issued for services Common Stock [Member]	Dec. 31, 1995 Common stock issued for services Common Stock [Member]	Dec. 31, 1994 Common stock issued for services Common Stock [Member]	Dec. 31, 1993 Common stock issued for services Common Stock [Member]	Dec. 31, 1992 Common stock issued for services Common Stock [Member]	Dec. 31, 1991 Common stock issued for services Common Stock [Member]	Dec. 31, 1990 Common stock issued for services Common Stock [Member]	Dec. 31, 1989 Common stock issued for services Common Stock [Member]	Dec. 31, 1988 Common stock issued for services Common Stock [Member]	Dec. 31, 1996 Common stock issued for services Common Stock Subscribed	Dec. 31, 1987 Common stock issued for conversion of warrants Common Stock [Member]	Dec. 31, 1986 Common stock issued for conversion of warrants Common Stock [Member]	Dec. 31, 2000 Common stock issued for conversion of warrants Common Stock [Member]	Dec. 31, 1998 Common stock issued for conversion of warrants Common Stock [Member]	Dec. 31, 1988 Common stock issued for cash Common Stock [Member]	Dec. 31, 1987 Common stock issued for cash Common Stock [Member]	Dec. 31, 2010 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2008 Common stock issued for cash Common Stock [Member]	Dec. 31, 2003 Common stock issued for cash Common Stock [Member]	Dec. 31, 2002 Common stock issued for cash Common Stock [Member]	Dec. 31, 2001 Common stock issued for cash Common Stock [Member]	Dec. 31, 1996 Common stock issued for cash Common Stock [Member]	Dec. 31, 1993 Common stock issued for cash Common Stock [Member]	Dec. 31, 1992 Common stock issued for cash Common Stock [Member]	Dec. 31, 1991 Common stock issued for cash Common Stock [Member]	Dec. 31, 1990 Common stock issued for cash Common Stock [Member]	Dec. 31, 1989 Common stock issued for cash Common Stock [Member]	Dec. 31, 1988 Common stock issued for the exercise of options Common Stock [Member]	Dec. 31, 1987 Common stock issued for the exercise of options Common Stock [Member]	Dec. 31, 1992 Common stock issued for the exercise of options Common Stock [Member]	Dec. 31, 1989 Common stock issued for the exercise of options Common Stock [Member]	Dec. 31, 2011 Common stock shares subscribed Common Stock Subscribed	Dec. 31, 1994 Common stock shares subscribed Common Stock Subscribed	Dec. 31, 2008 Common stock issued for debt Common Stock [Member]	Dec. 31, 2002 Common stock issued for debt Common Stock [Member]	Dec. 31, 2000 Common stock issued for debt Common Stock [Member]	Dec. 31, 1994 Common stock issued for debt Common Stock Subscribed	Dec. 31, 2000 Common stock issued for debt Common Stock [Member]	Dec. 31, 1998 Common stock issued for debt Common Stock [Member]	Dec. 31, 2008 Common stock issued for services Common Stock [Member]	Dec. 31, 2002 Common stock issued for services Common Stock [Member]	Dec. 31, 1998 Common stock issued for services Common Stock [Member]	Dec. 31, 2003 Common stock issued for services Common Stock [Member]	Dec. 31, 1998 Common stock issued for services Common Stock [Member]	Dec. 31, 2000 Common stock issued for debt at $0.147 per share Common Stock [Member]	Dec. 31, 2000 Common stock issued for services at $0.285 per share Common Stock [Member]	Dec. 31, 2011 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2008 Common stock issued for cash Common Stock [Member]	Dec. 31, 2003 Common stock issued for cash Common Stock [Member]	Dec. 31, 2001 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2008 Common stock issued for cash Common Stock [Member]	Dec. 31, 2003 Common stock issued for cash Common Stock [Member]	Dec. 31, 2001 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2008 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for patent legal work Common Stock [Member]	Dec. 31, 2010 Common stock issued for stock issuance costs Common Stock [Member]	Dec. 31, 1987 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2003 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Dec. 31, 2000 Common Stock [Member]	Dec. 31, 1999 Common Stock [Member]	Dec. 31, 1998 Common Stock [Member]	Dec. 31, 1992 Common Stock [Member]	Dec. 31, 1991 Common Stock [Member]	Dec. 31, 1990 Common Stock [Member]	Dec. 31, 1989 Common Stock [Member]	Dec. 31, 1986 Common Stock [Member]	Dec. 31, 1997 Common Stock Subscribed	Dec. 31, 1996 Common Stock Subscribed	Dec. 31, 1995 Common Stock Subscribed	Dec. 31, 1994 Common Stock Subscribed	Dec. 31, 1993 Common Stock Subscribed
Equity issuance, value per share (in Dollars per share)	$ 0.12	$ 0.1			$ 0.05	$ 0.1	$ 0.175	$ 0.07	$ 0.08	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.2	$ 0.17	$ 0.1	$ 0.18	$ 0.23	$ 0.1	$ 0.1	$ 0.1	$ 0.07	$ 0.07	$ 0.08	$ 0.16		$ 0.25	$ 0.01	$ 0.05	$ 0.1	$ 0.2	$ 0.1	$ 0.18	$ 0.16	$ 0.07	$ 0.04	$ 0.05	$ 0.5	$ 1.75	$ 0.5	$ 0.16		$ 0.1	$ 0.02	$ 0.1	$ 0.11	$ 0.1	$ 0.2	$ 0.05		$ 0.1	$ 0.05	$ 0.02	$ 0.09	$ 0.147	$ 0.285		$ 0.02	$ 0.03	$ 0.05	$ 0.15	$ 0.03	$ 0.02	$ 0.05	$ 0.15	$ 0.06	$ 0.03	$ 0.1	$ 0.15	$ 0.295	$ 0.17	$ 0.69	$ 0.21	$ 0.4	$ 0.02	$ 0.05	$ 0.1	$ 0.18	$ 0.55	$ 0.07	$ 0.09	$ 0.15	$ 0.45	$ 0.06	$ 0.12	$ 0.03	$ 0.07	$ 0.1	$ 0.1	$ 0.18	$ 0.1
Equity issuance, date	Dec 31, 1987	Jul 31, 1986																		Jan 31, 1987	Dec 31, 1986			Sep 30, 1988	Jun 30, 1987													Jan 31, 1988	Aug 31, 1987																																	Mar 31, 1987
Equity issuance, value per share range			$0.19 to $0.29	$0.036 to $0.10																						$0.12 to $0.25																$0.08 to $0.12								$0.03 to $0.042							$0.08 to $0.192

Consolidated Statements of Cash Flows (USD $)	12 Months Ended		311 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,940,217)	$ (2,756,126)	$ (26,741,298)
Adjustments to reconcile net loss to net cash Used in operating activities:
Depreciation and amortization	22,452	9,740	82,883
Stock issued for services		1,323,843	4,714,741
Stock issued for the early termination of a marketing rights agreement and joint venture agreement			125,000
Amortization of deferred consulting fees	63,923	21,211	201,311
Expense on extension of warrants below market value			2,092,315
Value of stock options granted	33,404	249,115	428,616
Bad debt expense			48,947
Non-controlling interest in loss			(26,091)
Loss on disposal of equipment			693,752
Gain on settlement of debt and lawsuit settlement			(603,510)
Changes in operating assets and liabilities:
Prepaid expenses and deposits	(36,772)	761	(86,842)
Customer deposits	40,000		40,000
Accounts payable and accounts payable ��� related parties	25,900	(19,345)	1,326,458
Accrued expenses and accrued expenses ��� related parties	20,668	(79,059)	3,060,536
Net Cash Used by Operating Activities	(1,770,642)	(1,249,860)	(14,643,182)
CASH FLOWS FROM INVESTING ACTIVITIES:
Trademark and patents	(49,250)	(38,909)	(102,392)
Purchase of property and equipment	(4,404)		(48,586)
Net Cash Used by Investing Activities	(53,654)	(38,909)	(150,978)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from lawsuit settlement			415,000
Principal payments on notes payable	(4,881)	(2,720)	(203,679)
Cash received from notes payable			1,129,518
Advances from stockholders			44,658
Repayment on stockholders advances	(6,000)	(1,000)	(31,191)
Capital contributions			439,870
Stock issuance costs	(4,300)	(10,000)	(119,612)
Increase in non-controlling interest			14,470
Issuance of common stock for cash	1,545,905	1,383,400	13,255,967
Net Cash Provided by Financing Activities	1,530,724	1,369,680	14,945,001
EFFECTS ON CURRENCY EXCHANGE RATE	(12,563)	(4,908)	(21,082)
NET INCREASE IN CASH	(306,135)	76,003	129,759
CASH AT BEGINNING OF PERIOD	435,894	359,891
CASH AT END OF PERIOD	129,759	435,894	129,759
CASH PAID FOR
Interest	1,339	155	31,357
NON-CASH FINANCING ACTIVITIES
Financing of insurance policy	4,864	2,775	7,639
Stock issued for prepaid consulting fees		63,923	301,811
Stock issued for conversion of debt			4,373,912
Stock issued for license agreement			693,752
Stock issued for patent costs		$ 67,465	$ 82,215

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 -        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.      Organization

The consolidated financial statements presented are those of Medizone International, Inc. (Medizone-Nevada), and its wholly owned subsidiaries, Medizone International, Inc. (Medizone-Delaware) and Medizone Canada, Ltd. (MedCan).  The consolidated financial statements presented also include the accounts of the Canadian Foundation for Global Health (CFGH), a not-for-profit foundation based in Ottawa, Canada, considered a variable interest entity (“VIE”) as described below.  Collectively, they are referred to herein as the “Company”.  Medizone-Nevada was incorporated under the name of Madison Funding, Inc. on August 27, 1984 under the laws of the State of Nevada for the purpose of investing in, acquiring, operating and disposing of businesses or assets of any nature.  Effective March 26, 1986, Medizone-Nevada issued 37,500,000 shares of its common stock in exchange for the issued and outstanding common stock of Medizone-Delaware.

Medizone-Delaware was incorporated on January 31, 1986 under the state laws of Delaware.  At the time of the acquisition of Medizone-Delaware, Medizone-Nevada was essentially inactive, with no operations and minimal assets.  Additionally, the exchange of Medizone-Nevada’s common stock for the common stock of Medizone-Delaware resulted in the former stockholders of Medizone-Delaware obtaining control of Medizone-Nevada.  Accordingly, Medizone-Delaware became the continuing entity for accounting purposes, and the transaction was accounted for as a recapitalization of Medizone-Delaware with no adjustment to the basis of Medizone-Delaware’s assets acquired or liabilities assumed.  For legal purposes, Medizone-Nevada was the surviving entity.

On November 18, 1987, MedCan was incorporated under the laws of the Province of British Columbia.  Shortly thereafter, MedCan entered into a license agreement with the Company wherein the Company transferred to MedCan the licenses and rights necessary to permit MedCan to hold substantially the same rights with respect to the medical applications of ozone in Canada as the Company does in the United States.  As consideration for the transfer, the Company received 3,000,000 shares of MedCan and, in addition, purchased 1 share for the sum of $1.00.  Under a separate agreement among the Company, MedCan and Australian Gold Mines Corporation (“AGMC”), (which later changed its name to International Blue Sun Resource Corporation), AGMC purchased 130,000 shares of MedCan for $100,000.  On December 23, 1988, MedCan was recapitalized in a transaction in which the majority of its shares were exchanged for shares of KPC Investments (“KPC”).  Following this transaction, the Company owned 25,029,921 shares of KPC, representing 72% of the outstanding shares.  KPC then changed its name to Medizone Canada, Ltd. (“MCL”).  MedCan acquired all of the assets of MCL, consisting solely of cash in the amount of approximately $89,000.

In June 1998, the Company sold its interest in MCL for $125,000 cash and debt assumed of $8,417 less fees of $25,000 in a private transaction which resulted in a gain of $108,417 for the year ended December 31, 1998.  The Company retained ownership, however, of all of the issued and outstanding stock of MedCan, the Canadian subsidiary.

In late 2008, the Company assisted in the formation of the CFGH, a not-for-profit foundation based in Ottawa, Canada.  The Company helped establish CFGH for two primary purposes: (1) to establish an independent not-for-profit foundation intended to have a continuing working relationship with the Company for research purposes that is best positioned to attract the finest scientific, medical and academic professionals possible to work on projects deemed to be of social benefit; and (2) to provide a means for the Company to use a tiered pricing structure for services and products in emerging economies and extend the reach of its technology to as many in need as possible.

Accounting standards require a VIE to be consolidated by a company if that company absorbs a majority of the VIE’s expected losses and/or receives a majority of the entity’s expected residual returns as a result of holding variable interests, which are the ownership, contractual, or other financial interests in the entity.  In addition, a legal entity is considered to be a VIE, if it does not have sufficient equity at risk to finance its own activities without relying on financial support from other parties.  If the legal entity is a VIE, then the reporting entity determined to be the primary beneficiary of the VIE must consolidate it.  The Company determined that CFGH meets the requirements of a VIE, effective upon the first advance to CFGH on February 12, 2009.  Accordingly, the financial condition and operations of CFGH are being consolidated with Medizone as of and for the periods ended December 31, 2011 and 2010.

b.      Formation of Joint Venture

On June 22, 1995, the Company entered into a series of contracts which resulted in the formation of a joint venture subsidiary incorporated in New Zealand, Medizone New Zealand Limited (MNZ).  Prior to the cancellation of this joint venture on December 14, 2009 as described below, MNZ was a privately held corporation equally owned by the Company and Solwin Investments Limited (Solwin), a New Zealand corporation, and was a research and development stage company whose objective was to obtain regulatory approval for the distribution of the Company’s patented technology in New Zealand, Australia, South East Asia and the South Pacific Islands.  The principal of MNZ was Richard G. Solomon (Solomon), who is also a board member of the Company.

Originally, the Company had purchased 100% of MNZ from Solomon, a New Zealand citizen, who became a director of the Company in January 1996 and who caused the formation of MNZ on June 22, 1995.  Contemporaneously with this transaction, the Company sold 50% of MNZ to Solwin, a corporation owned by Solomon, for $150,000, of which the Company thereupon loaned $50,000 to MNZ on a demand basis.  The Company recognized a $100,000 gain on the sale of MNZ to Solwin.

Contemporaneous with the creation of the above share structure, the Company and MNZ entered into a Licensing Agreement (the Licensing Agreement) and a Managing Agent Agreement (the Managing Agent Agreement).

Pursuant to the Licensing Agreement, the Company granted an exclusive license to MNZ for its process and equipment patents and trademark in New Zealand.  MNZ has agreed to apply for corresponding patent protection for the patents in New Zealand and to use its best effort to exploit the rights granted in the agreement.  The License Agreement was to terminate on the date of the expiration of the last to expire of any patent obtained in New Zealand, or, if no such patents are obtained, on June 22, 2010.

Pursuant to the Managing Agent Agreement, MNZ was to act as the Company’s agent in the finding of other licensees of the Company’s patents and trademark in the following countries: Australia (including Australia and New Zealand), the South Pacific Islands, and South East Asia (including the Philippines, Indonesia and Vietnam).  The Managing Agent Agreement was to expire on the termination or expiration of the last of the licenses obtained pursuant thereto, subject to earlier termination by the Company upon an occurrence of certain events.

Until the joint venture was terminated during December 2009 as described in the following paragraph, the investment in the joint venture had been recorded under the equity method of accounting as the Company did not have ultimate control of the joint venture.

Effective December 14, 2009, the Company’s Board of Directors, in an effort to unwind the joint venture and reconvey to the Company all global marketing rights of the Company’s intellectual property, entered into a Termination Agreement (the “Termination Agreement”) whereby the Company issued a total of 312,500 shares of common stock (valued at $0.40 per share, an approximate 4.0% increase over the market value of the shares on the date the agreement was entered into) to Solwin as consideration for the early termination of the Licensing Agreement and the Managing Agent Agreement, and to retain all rights and licenses originally granted to MNZ.  Also as part of the Termination Agreement, the Company assigned its ownership rights and shares in MNZ back to Solwin.  During 2009, the Company recorded a loss of $125,000, as the Company was unable to determine the future value of the licensing rights acquired pursuant to the Termination Agreement.

c.      Business Activities

The Company’s current objective is to pursue an initiative in the field of hospital sterilization.  The Company is working on the development of an ozone-based technology, specifically for the purpose of decontaminating and sterilizing hospital surgical suites, emergency rooms, and intensive care units.

d.      Accounting Methods

The Company’s consolidated financial statements are prepared using the accrual method of accounting. The Company has elected a December 31 year end.

e.      Cash and Cash Equivalents

Cash equivalents include short-term, highly liquid investments with maturities of three months or less at the time of acquisition.

f.      Basic Loss Per Share

The computations of basic loss per share of common stock are based on the weighted average number of common shares outstanding during the period of the consolidated financial statements as follows:

	For the Years Ended December 31,
	2011	2010
Numerator
- Loss before extraordinary items	$(1,940,217)	$(2,756,126)
- Extraordinary items	-	-

Denominator (weighted average number of shares outstanding)	266,147,052	249,635,605

Basic loss per share
- Before extraordinary items	$(0.01)	$(0.01)
- Extraordinary items	0.00	0.00
Basic loss per share	$(0.01)	$(0.01)

Common stock equivalents, consisting of warrants and options, have not been included in the calculation as their effect is antidilutive for the periods presented.

g.      Property and Equipment

Property and equipment is recorded at cost.  Any major additions and improvements are capitalized.  The cost and related accumulated depreciation of equipment retired or sold are removed from the accounts and any differences between the undepreciated amount and the proceeds from the sale are recorded as gain or loss on sale of equipment.  Depreciation is computed using the straight-line method over a period of: (1) three years for computers and software and (2) five years for office equipment and furniture.

h.      Provision for Taxes

As part of the process of preparing consolidated financial statements, the Company is required to estimate income taxes in each of the jurisdictions in which it operates.  This process involves estimating the Company’s actual current income tax exposure together with assessing temporary differences resulting from differing treatment of items for income tax and financial accounting purposes.  These temporary differences result in deferred tax assets and liabilities, the net amount of which is included in the Company’s consolidated balance sheets.  When appropriate, the Company records a valuation allowance to reduce its deferred tax assets to the amount that the Company believes is more likely than not to be realized.  Key assumptions used in estimating a valuation allowance include potential future taxable income, projected income tax rates, expiration dates of net operating loss and tax credit carry forwards, and ongoing prudent and feasible tax planning strategies.

At December 31, 2011, the Company had net operating loss (“NOL”) carryforwards of approximately $8,317,000 that may be offset against future taxable income and expire in years 2012 through 2032.  If substantial changes in the Company’s ownership should occur, there would also be an annual limitation of the amount of the NOL carryforwards which could be utilized.  No tax benefit had been reported in the consolidated financial statements as, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized and the carryforwards will expire unused.  The tax benefits of the NOL carryforwards are offset by a valuation allowance of the same amount.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.  If the Company were to determine that it would be able to realize its deferred tax assets in the future in excess of the net recorded amount, an adjustment to reduce the valuation allowance would increase income in the period such determination was made.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statement of operations.

Deferred tax assets at December 31, 2011 and 2010 are comprised of the following:

	2011	2010

Net operating loss carryforwards	$3,243,600	$3,124,500
Related party accruals	1,022,400	1,007,800
Depreciation	-	-
Valuation allowance	(4,266,000)	(4,132,300)

	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2011 and 2010 due to the following:

	For the Years Ended December 31,
	2011	2010

Book income (loss)	$(756,700)	$(1,074,900)
Stock for expenses	46,000	109,300
Related party expense	-	(41,125)
Depreciation	-	300
Other	15,000	400
Change in valuation allowance	695,700	1,006,025

	$-	$-

The Company accounts for income taxes in accordance with Accounting Standards Codification 740, Income Taxes (“ASC 740”).  The Company performs reviews of any material tax positions in accordance with and measurement standards established by ASC 740.  The Company had no unrecognized tax benefit which would affect the effective tax rate if recognized as of December 31, 2011 and 2010.  The Company also estimates that the unrecognized tax benefit will not change significantly within the next twelve months.  As the Company has significant NOL carry forwards, even if certain of the Company’s tax positions were disallowed, it is not foreseen that the Company would have to pay any taxes in the near future.  Consequently, the Company does not calculate the impact of interest or penalties on amounts that might be disallowed.

The Company files income tax returns in the U.S. federal and California jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state and local tax authorities for years before 2002.

i.      Principles of Consolidation

The consolidated financial statements include the accounts of Medizone International, Inc. (“Medizone-Nevada”) and its wholly owned subsidiaries, Medizone International, Inc. (“Medizone-Delaware”) and Medizone Canada, Ltd (“MedCan”).  The consolidated financial statements presented also include the accounts of the CFGH, a VIE.

All material intercompany accounts and transactions have been eliminated.

j.      Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

k.      Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred.

l.      Stock Warrants and Options

Prior to 2005, the Company applied the provisions of “Accounting for Stock Issued to Employees”, and related interpretations in accounting for all stock option plans. Under this standard, compensation cost was recognized for stock options and warrants granted to employees when the option/warrant price is less than the market price of the underlying common stock on the date of grant.

The standards also require the Company to provide proforma information regarding net loss and net loss per share as if compensation costs for the Company’s stock option plans and other stock awards had been determined in accordance with the fair value based method.  The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model.

During 2006 thru 2009, the Company extended the maturity date on certain common stock warrants to certain directors and outside consultants (Note 7).  Stock based compensation expense for these warrants for the year ended December 31, 2009 was $105,393, related to the change in warrant terms.  As of December 31, 2009 all warrants were either exercised or expired.

m.      Trademark and Patents

Trademark and patents are recorded at cost.  Amortization is computed using the straight-line method over a period of seven years.  The Company evaluates the recoverability of intangibles and reviews the amortization period on a continual basis.  Several factors are used to evaluate intangibles, including management’s plans for future operations, recent operating results and projected, undiscounted cash flows.

n.      Revenue Recognition Policy

The Company currently has no source of revenues. Revenue recognition policies will be determined when principal operations begin.

o.      Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts payable, and notes payable. The carrying amount of cash and cash equivalents and accounts payable approximates their fair value because of the short-term nature of these items.  The carrying amount of the notes payable approximates fair value as the individual borrowings bear interest at rates that approximate market interest rates for similar debt instruments.

p.      Recent Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has issued Accounting Standards Update (“ASU”) No. 2010-06, Fair Value Measurements and Disclosures about Fair Value Measurements (“ASU 2010-06). ASU 2010-06 affects all entities that are required to make disclosures about recurring and nonrecurring fair value measurements under FASB ASC Topic 820, originally issued as FASB Statement No. 157, Fair Value Measurements.  This ASU requires certain new disclosures and clarifies two existing disclosure requirements. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements.  Those disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The adoption of this new standard had no impact on our Consolidated Financial Statements.

q.	Concentration of Credit Risk

The Company maintains its cash and cash equivalents in bank deposit accounts which, at times, exceed federally insured limits. The Emergency Economic Stabilization Act of 2008 temporarily increased FDIC deposit insurance from $100,000 to $250,000 per depositor through December 31, 2009.  The Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in July 2010, made this $250,000 per depositor coverage limit permanent.  At December 31, 2011 and 2010, the Company had $0 and $185,894 of cash and cash equivalents that exceeded federally insured limits.  To date, the Company has not experienced a material loss or lack of access to its invested cash or cash equivalents; however, no assurance can be provided that access to the Company’s invested cash and cash equivalents will not be impacted by adverse conditions in the financial markets.

NOTE 2 - PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 2 -        PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following at December 31, 2011 and 2010:

	2011	2010

Office equipment	$19,249	$19,249
Furniture	6,307	6,307
Computers and software	7,003	5,092
Leasehold improvements	2,493	-
	35,052	30,648
Accumulated depreciation	(31,077)	(29,304)

Property and equipment, net	$3,975	$1,344

Depreciation expense for the years ended December 31, 2011 and 2010 was $1,770 and $1,697, respectively.

NOTE 3 - TRADEMARK AND PATENTS	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
NOTE 3 -        TRADEMARK AND PATENTS

Trademark and patents consists of the following at December 31, 2011 and 2010:

	2011	2010

Patent costs	$174,933	$125,683
Trademark	770	770
	175,703	126,453
Accumulated amortization	(29,361)	(8,682)

Trademark and patents, net	$146,342	$117,771

Amortization expense for the years ended December 31, 2011 and 2010 was $20,771 and $8,126, respectively.

NOTE 4 - ACCRUED EXPENSES AND ACCRUED EXPENSES - RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 4 -        ACCRUED EXPENSES AND ACCRUED EXPENSES – RELATED PARTIES

Accrued expenses and accrued expenses – related parties consist of the following at December 31, 2011 and 2010:

	2011	2010
Accrued payroll and consulting – related parties	$1,841,922	$1,845,422
Accrued interest	431,302	407,646
Accrued payroll taxes – related parties	118,605	118,894
Other accruals	20,684	19,883

Total	$2,412,513	$2,391,845

Accrued expenses – related parties relate to accrued but unpaid prior payroll and consulting fees (and associated taxes) for certain of the Company’s employees who are also directors, officers or stockholders.

NOTE 5 - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 5 -        COMMITMENTS AND CONTINGENCIES

The Company is subject to certain claims and lawsuits arising in the normal course of business.  In the opinion of management, uninsured losses, if any, resulting from the ultimate resolution of these matters will not have a material effect on the Company’s consolidated financial position, results of operations, or cash flows.

Litigation

Rakas vs. Medizone International, Inc. - A former consultant brought this action against the Company claiming the Company had failed to pay consulting fees under a consulting agreement.  In September 2001, the parties agreed to settle the matter for $25,000.  The Company, however, did not have the funds to pay the settlement and the plaintiff moved the court to enter a default judgment in the amount of $143,000 in January 2002.  On May 8, 2002, the court vacated the default judgment and requested that the Company post a bond of $25,000 to cover the settlement previously entered into by the parties.  The Company has been unable to post the required bond amount as of the date of this report.  Therefore, the Company has recorded, as part of accounts payable, the original default judgment in the amount of $143,000, plus fees totaling $21,308, as of December 31, 2011 and 2010.  The Company intends to contest the judgment if and when it is able to in the future.

Contingent Liabilities

As of December 31, 2011 and 2010, the Company has recorded contingent liabilities totaling $224,852 related to certain past due payables for which the Company has not received invoices or demands for over ten years.  Although management of the Company does not believe that the amounts will ever be paid, the amounts are being recorded as contingent liabilities until such time as the Company is certain that no liability exists and until the statute of limitations has expired.

The Company’s Board of Directors has approved the following salaries/consulting fees for its key officers: 1) $170,000 a year for the Company’s Chief Executive Officer and increases to $195,500 effective March 1, 2012, and 2) $60,000 a year for the Company’s Chief Financial Officer.

Operating Leases

In 2009, the Company entered into a lease agreement and established its own certified laboratory located at Innovation Park, Queen’s University in Kingston, Ontario, Canada, which will provide a primary research and development platform for the Company as it proceeds towards commercialization of its products.  The initial lease term expired on June 30, 2011, but has been extended to June 30, 2012, with a monthly lease payment increasing from $1,300 to $1,350 Canadian Dollars (“CD”) plus the applicable Goods and Services Tax (“GST”).

A second laboratory space for full scale room testing also expired on June 30, 2011, but was extended to June 30, 2012, with a monthly lease payment increasing from $1,200 to $1,250 CD, plus the applicable GST.  In March 2011, the Company also entered into a lease agreement and established its own corporate offices in California that includes a monthly lease payment of $2,500 U.S. Dollars and is renewable on a month to month basis following the initial lease term that ended in May 2011.  The Company elected to terminate this lease in December 2011 and enter into a new corporate office lease effective January 1, 2012 (see Note 14).

NOTE 6 - EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 -        EQUITY TRANSACTIONS

Unless otherwise stated, all transactions shown below were with unrelated parties and the securities issued were restricted.

Medizone-Nevada initially issued 5,500,000 shares in a private transaction.

On March 26, 1986, Medizone-Nevada issued 37,500,000 shares of common stock, representing 87.2% of the then outstanding shares, to the stockholders of Medizone-Delaware, including two officers and directors, in exchange for all of the shares of Medizone-Delaware.  The costs of the transactions were offset against paid-in capital.

In July 1986, the Company issued 50,000 shares of common stock to individuals for services rendered.

During the period from August 1986 through October 31, 1986, the final expiration date for exercise, warrants to purchase 7,814,600 shares together with cash totaling $781,460 were received by the Company which then issued 7,814,600 shares of new common stock.  In January 1987, an additional 2,600 shares were issued in exchange for warrants and cash of $259.

In March 1987, the Company issued 1,000,000 shares of common stock in exchange for a patent.

In June 1987, the Company issued 950,000 shares to individuals in private transaction for aggregate proceeds of $150,000.

During the period from June 1987 through July 1987, the Company issued 203,167 shares of common stock to various vendors and individuals for services rendered in 1986 and 1987.

On August 26, 1987, an officer of the Company exercised options to purchase 250,000 shares of common stock.  In January 1988, two holders exercised their options and acquired an aggregate of 200,000 shares of common stock.

On September 26, 1988, the Company sold, in a private placement, 1,000,000 shares of common stock at $0.08 per share to an individual.

During 1988, the Company issued a total of 35,000 shares of common stock for services.

During 1989, the Company issued 261,889 shares of common stock to various vendors and individuals for services rendered in 1988 and 1989.  The Company also issued 5,790,000 shares to individuals in private transactions for aggregate proceeds of $291,500.

During 1989, the Company satisfied obligations for notes payable to and accrued interest due to unrelated individuals totaling $377,539 by the issuance of 3,899,532 shares of common stock.  The Company issued 250,000 shares of common stock to an officer and 600,000 shares of common stock to three advisors to the Company as additional compensation for work done for the Company.  These issuances were ascribed values of $60,650 and $145,539, respectively, by the Company.  Two holders exercised their options and acquired an aggregate of 375,000 shares of common stock.

During 1990, the following equity transactions occurred: The Company issued 4,250,000 shares to individuals in private transactions for aggregate proceeds of $179,500; the Company satisfied obligations totaling $125,000 to the former vice president, secretary and treasurer as well as director by issuing 2,272,727 shares of common stock at $0.055 per share; the Company satisfied an outstanding account payable to an unrelated individual totaling $15,000 by the issuance of 150,000 shares of common stock at $0.10 per share; and the Company issued to an employee and four other unrelated persons as compensation or payment a total of 880,000 shares of common stock to which it ascribed a value of $88,000.

During 1991, the following equity transactions occurred: The Company issued 4,366,667 shares to individuals in private transactions for aggregate proceeds of $310,000; the Company issued a total of 425,000 shares of common stock for services and accrued liabilities of which an aggregate of 100,000 shares were issued to two directors; and three holders exercised their options and acquired an aggregate of 450,000 shares of common stock.

During 1992, the following equity transactions occurred: The Company issued 2,702,335 shares to individuals in private transactions for aggregate proceeds of $430,350; the Company issued a total of 401,500 shares of common stock for services and accrued liabilities; holders exercised options and acquired an aggregate of 250,000 shares of common stock.

During 1993, the following equity transactions occurred: The Company issued 1,471,666 shares to individuals in private transactions for aggregate proceeds of $271,000; the Company issued a total of 5,347,219 shares of common stock for services.  Also, during 1993, a total of $261,915 was received in cash for 2,619,150 shares subscribed as a result of a private placement offering.  The offering commenced as of November 26, 1993, with a maximum of $700,000 to be raised in gross proceeds from the sale of up to 7,000,000 shares.

During 1994, the following equity transactions occurred: The Company issued a total of 1,431,590 shares of common stock for services; the Company issued a total of 1,125,834 shares of common stock to certain prior purchasers of common stock in recognition of disparity in purchase in contemporaneous offerings.  Also during 1994, a total of $680,040 was received in cash for 6,800,499 shares subscribed as a result of the offering.  Subsequent to the offering, an additional $316,860 was received in cash from foreign investors subscribing to 3,168,600 shares of common stock.  On December 28, 1994, the Company settled a dispute regarding the validity of notes payable to former management in the amount of $2,033,629 by agreeing to issue 11,250,000 common shares (recorded as shares subscribed) in satisfaction of the total amount of the debt.

Also in 1994, $40,000 of notes payable (a portion of loans totaling $60,000) together with interest was satisfied by issuing 416,500 shares of common stock.

During 1995, the following equity transactions occurred: The Company issued a total of 2,050,000 shares of common stock for services. $911,825 was received from investors subscribing to 9,118,260 shares of common stock.  Also, 17,524,860 common shares, previously recorded as shares subscribed, were issued, and 1,242,727 were retired in accordance with the settlement agreement with former management.  200,000 of redeemable shares were converted into common stock.  The Company sold shares of its New Zealand subsidiary for aggregate proceeds of $150,000.

During 1996, the Company received stock subscription agreements for the purchase of 17,254,860 shares of its common stock, together with proceeds totaling $725,447 from sales of its securities to non-United States investors, outside of the United States pursuant to Regulation S promulgated under the Securities Act of 1993.  Approximately $635,447 of these proceeds were from the sale of the Company’s common stock at a per share price of $0.10 (including $37,500 for 375,000 shares from Richard G. Solomon, at the time a director of the Company).  The remaining $90,000 were from the sale of 900,000 units, each unit consisting of one share of the Company’s common stock at a per share price of $0.10 to a director pursuant to the non-public offering exemption from registration under the Securities Act.  In May 1996, the Company issued 600,000 shares of its common stock to employees and 250,000 shares of its common stock to its public relations consultant as additional compensation.  The Company also issued 565,875 shares of its common stock to various consultants for services rendered.

During 1997, the Company issued 3,089,680 previously subscribed shares of its common stock and also issued 3,746,336 shares of its common stock to various consultants for services rendered.  Also in 1997, the Company received $400,001 for subscriptions to acquire 5,714,285 shares of its common stock and warrants to purchase 9,285,715 shares of common stock at $0.07 per share, 25,000,000 shares at $0.20 per share, and 33,333,333 shares at $0.15 per share.

During 1998, the Company issued 5,714,286 previously subscribed shares of its common stock and also issued a total of 4,265,000 shares of its common stock to various individuals for services rendered.  Also in 1998, the Company issued 857,142 shares of common stock through exercise of outstanding warrants at $0.07 per share for a total of $60,000, and issued 1,832,377 shares in lieu of outstanding debt of $126,418. The Company also canceled 630,000 shares for services that were never performed.

During 1999, the Company issued 25,000 shares of its common stock to an individual for services rendered valued at $1,750.  In addition, the Company issued 936,507 shares of its common stock through the exercise of outstanding warrants at $0.07 per share for a total of $65,555.  The Company also recognized an additional expense of $123,389 for the extension of warrants below market value.

During 2000, the Company issued 3,142,857 shares of common stock through the exercise of outstanding warrants at $0.07 per share for a total of $220,000.  The Company issued common stock for services in two different instances during the year.  One issuance was of 350,000 shares of common stock for a total of $61,250.  The other issuance was for 300,000 shares of common stock for a total of $85,500.  The Company issued common stock for debt in four separate instances.  The first one being 2,020,000 shares of common stock issued for a total of $222,200.  The second issuance was 95,000 shares of common stock for a total of $14,000.  The third issuance was 20,000 shares of common stock for a total of $4,000.  The fourth issuance was 100,000 shares of common stock for a total of $55,000.  The Company also canceled 2,000,000 shares of common stock pursuant to the settlement agreement with a former Chief Financial Officer of the Company.  The Company also recognized an additional expense of $1,743,468 for the extension of warrants below market value.

During 2001, the Company issued a total of 1,422,221 shares of common stock at prices ranging from $0.15 to $0.20 per share for total proceeds of $254,981.  Pursuant to these stock issuances, the Company granted warrants to purchase 2,122,221 shares of common stock at exercise prices of $0.15 to $0.20 per share.  25,000,000 warrants previously outstanding also expired during 2001, unexercised.

During 2002, the Company issued a total of 1,250,000 shares of common stock at $0.10 per share for total proceeds of $125,000.  The Company also granted the investors warrants to purchase 1,250,000 shares of common stock at $0.10 per share, exercisable over a two-year term.  The market price of the common stock was $0.10 per share on the date of the issuance of the shares and grant of the warrants.

Also during the year ended December 31, 2002, the Company issued a total of 677,368 shares of common stock for services rendered and repayment of outstanding debt at $0.10 per share for a total of $67,737.  The Company also issued a total of 480,000 shares of common stock, pursuant to an S-8 registration, for services rendered at $0.10 per share for a total of $48,000.

During 2003, the Company issued a total of 865,000 shares of common stock at $0.05 per share for total proceeds of $43,250.  The Company also granted the investors warrants to purchase 865,000 shares of common stock at $0.05 per share, exercisable over a two-year term.  The market price of the common stock was $0.05 per share on the date of the issuance of the shares and grant of the warrants.

Also during the year ended December 31, 2003, the Company issued 460,000 shares of common stock at $0.05 per share in lieu of a note payable totaling $23,000 and 100,000 shares of common stock to an officer of the Company for services rendered valued at $0.05 per share for a total value of $5,000.

The Company also issued 2,000,000 shares of restricted common stock to an individual pursuant to a “Letter of Understanding / Employment” whereby the individual was issued the shares as an incentive for him to enter into a future employment agreement with the Company once initial funding is obtained.  The shares have been valued at $0.02 per share, the market price of the common stock on the date of issuance.  The individual was also issued 2,000,000 warrants exercisable at $0.40 per share.  The warrants cannot be exercised, however, unless the individual remains employed by the Company for a minimum of three years. The warrants carry a five year term and include a cashless exercise option.

During 2007, the Company’s Board of Directors approved various stock issuances to the Company’s directors, officers and outside consultants for a total of 11,250,000 shares of common stock, valued at $0.02 per share or $225,000, the market value of the shares on the date that the shares were approved to be issued.  These shares were eventually issued during May 2008.

During May 2008, the Company issued 8,000,000 shares of common stock for cash proceeds received during March and April 2008 totaling $80,000, or $0.01 per share.

In addition, during May 2008, a total of 5,463,333 shares of restricted common stock were issued for cash proceeds previously received during 2004, 2005 and 2006 (previously recorded as stock deposits) totaling $110,100.  An additional 409,075 shares of common stock were issued to a Company director in repayment of an $8,181 loan previously received by the Company in a prior year.

During July and September 2008, the Company issued an additional 3,300,000 shares of common stock for cash proceeds of $99,000, or $0.03 per share.

Effective September 2, 2008, the Company’s Board of Directors approved the issuance of a total of 1,000,000 restricted shares to a public relations firm, for public relations and corporate communications services to be rendered valued at $42,000, or $0.042 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement is based on a one-year term, the shares will vest in equal increments, and the consulting expense will be recognized over the same period.  $14,000 of the $42,000 consulting expense was recognized during the year ended December 31, 2008, with the remaining $28,000 recognized during the year ended December 31, 2009.

Effective September 15, 2008, the Company’s Board of Directors approved the issuance of a total of 1,000,000 restricted shares to a strategic management consulting firm for services rendered valued at $40,000, or $0.04 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

Effective September 19, 2008, the Company’s Board of Directors approved the issuance of a total of 4,000,000 free-trading shares to two individuals for management consulting services to be rendered valued at $120,000, or $0.03 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreements are based on a four-month term, the shares vest in equal increments, and the consulting expense is recognized over the same period.  $96,000 of the $120,000 consulting expense was recognized during the year ended December 31, 2008, with the remaining $24,000 recognized during the year ended December 31, 2009.

Effective November 5, 2008, the Company’s Board of Directors approved the issuance of 1,000,000 free-trading shares to an individual for consulting services to be rendered valued at $30,000, or $0.03 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement is based on a six-month term, the shares vest in equal increments, and the consulting expense is recognized over the same period.  $10,000 of the $30,000 consulting expense was recognized during the year ended December 31, 2008, with the remaining $20,000 recognized during the year ended December 31, 2009.

During December 2008, the Company issued 3,333,333 shares of common stock for cash proceeds received totaling $100,000, or $0.03 per share.  Also during 2008, a director contributed services valued at $16,667.

During April 2009, the Company’s Board of Directors approved the issuance of 700,000 (350,000 restricted and 350,000 free-trading) shares to a consultant valued at $25,200, or $0.036 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement was based on a one-year term, the shares vest in equal increments, and the consulting expense is to be recognized over the same period.  $16,800 of the $25,200 was recognized during the year ended December 31, 2009, with the remaining $8,400 recognized during the year ended December 31, 2010.

During May 2009, the Company’s Board of Directors approved the issuance of 500,000 restricted shares of common stock to a consultant valued at $19,500, or $0.039 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement was based on a one-year term, the shares vested in equal increments, and the consulting expense was recognized over the same period.  $11,911 of the $19,500 was recognized during the year ended December 31, 2009, with the remaining $7,589 recognized during the year ended December 31, 2010.

During June 2009, pursuant to a consulting agreement that included a cash payment of $7,200, the Company’s Board of Directors approved the issuance of 200,000 shares of common stock to a consultant valued at $8,400, or $0.042 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement was based on a three-and-one-half month term, the shares vested in equal increments, and the total consulting expense was recognized during the year ended December 31, 2009.

During September 2009, the Company’s Board of Directors approved the issuance of 250,000 shares of common stock to a consultant valued at $25,000, or $0.10 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  15,000 of the shares issued were issued in lieu of outstanding debt owed to the consultant, totaling $1,500.  The remaining 235,000 shares issued were based on a consulting agreement expiring on January 31, 2010, the shares vest in equal increments, and the $23,500 consulting expense is to be recognized over the same period.  $18,278 of the $23,500 was recognized during the year ended December 31, 2009, with the remaining $5,222 recognized during the year ended December 31, 2010.

Total deferred consulting fees related to the above mentioned agreements as of December 31, 2009 was $21,211 which will be recognized over the subsequent periods as previously discussed.

Effective May 27, 2009, the Company’s Board of Directors approved the issuance of a total of 100,000 shares of common stock to a consultant for medical research services rendered valued at $3,900, or $0.039 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

Effective June 12, 2009, the Company’s Board of Directors approved the issuance of a total of 203,497 shares of common stock to a consultant for medical research services rendered valued at $20,350, or $0.10 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

On August 5, 2009, warrants held by two separate directors of the Company for a total of 6,487,408 shares were exercised, using the cashless exercise provision within the warrant agreements, resulting in the issuance of 5,126,265 shares of common stock with no cash proceeds received.

Effective October 13, 2009, the Company’s Board of Directors approved the issuance of a total of 453,569 shares of common stock to two separate consultants for medical research and website design services rendered valued at $29,483, or $0.065 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

Effective November 30, 2009, the Company’s Board of Directors approved the issuance of a total of 50,000 shares of common stock to a patent attorney for patent legal services rendered valued at $14,750, or $0.295 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

Effective December 15, 2009, the Company’s Board of Directors approved the issuance of a total of 88,408 shares of common stock to a consultant for medical research services rendered valued at $34,037, or $0.0385 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

During the year ended December 31, 2009, the Company issued a total of 33,791,065 shares of common stock for cash proceeds received totaling $1,263,040, at prices ranging from $0.02 to $0.25 per share.

As previously discussed in Note 1, effective December 14, 2009, the Company’s Board of Directors approved the issuance of a total of 312,500 restricted shares of common stock to Solwin, pursuant to a Termination Agreement.  The shares were valued at $0.40 per share, which represented an approximate 4.0% increase over the market value of the shares on the date of the agreement.  The shares were issued as full consideration for the early termination of a Licensing Agreement and a Managing Agent Agreement, and to retain all rights and licenses originally granted to MNZ.  Also as part of the Termination Agreement, the Company assigned its ownership rights and shares in MNZ back to Solwin.  For the year ended December 31, 2009, the Company recorded a loss of $125,000, as the Company was unable to determine the future value of the licensing rights acquired pursuant to the Termination Agreement.

Common Stock for Cash – 2010

In January and February 2010, the Company issued an aggregate of 500,000 shares of common stock for cash proceeds totaling $125,000, or $0.25 per share.  The shares were issued in private transactions to accredited investors not otherwise affiliated with the Company.  There were no underwriters involved.

In April, May and June 2010, the Company issued an aggregate of 3,622,777 shares of common stock for cash proceeds totaling $441,400, at prices ranging from $0.12 to $0.18 per share.  The shares were issued in private transactions to accredited investors not otherwise affiliated with the Company.  The Company also paid stock offering costs to an investment firm of $10,000 who assisted us in raising these funds.

In July and August 2010, the Company issued an aggregate of 5,266,666 shares of common stock for cash proceeds totaling $632,000, at $0.12 per share.  These shares were issued in private transactions to accredited investors not otherwise affiliated with the Company.  There were no underwriters involved.

In October and December 2010, the Company issued an aggregate of 1,472,222 shares of common stock for cash proceeds totaling $185,000, at prices ranging from $0.12 to $0.18 per share.  The shares were issued in private transactions to accredited investors not otherwise affiliated with the Company. There were no underwriters involved.

Restricted Stock for Services – 2010

In February 2010, the Company issued a total of 137,000 shares of common stock to two consultants for consulting, marketing, and web support services valued at $39,730, or $0.29 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  Both consulting agreements were based on a term through June 30, 2010, the shares vested in equal increments, and the consulting expense was recognized over the same period during 2010.

In March 2010, the Company issued 250,000 shares of common stock to a consulting firm for investor relation services valued at $47,500, or $0.19 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  The consulting agreement was based on a term through June 30, 2010, the shares vested in equal increments, and the consulting expense was recognized over the same period during 2010.

In April 2010, the Company issued 120,000 shares of common stock in lieu of outstanding consulting fees valued at $22,800, or $0.19 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  These shares had no vesting requirements.

Also, in April 2010, the Company issued 588,235 shares of common stock in satisfaction of a one-year contract with an investment firm to assist the Company in raising required capital, valued at $100,000, or $0.17 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  The Company recognized this as a stock issuance cost at the date of issuance and such shares had no vesting requirements.

In July 2010, the Company issued 135,000 shares of common stock to an investor relations company pursuant to a one-year agreement, valued at $25,650, or $0.19 per share, which represented the market value of the shares on the date that the Board authorized the issuance of shares. This agreement was based on a term through July 2011, the shares vest in equal increments, and the expense will be recognized over such period. $11,756 of the $25,650 was recognized during the year ended December 31, 2010, with the remaining $13,894 to be recognized during the year ended December 31, 2011.

In July 2010, the Company issued a total of 4,000,000 shares of common stock to certain directors and officers for board service and performance bonuses valued at $840,000, or $0.21 per share, which represented the market value of the shares on the date that the disinterested members of the Board authorized the issuance of shares. The Company recognized this expense at the date of issuance and such shares had no vesting requirements.

In August 2010, the Company issued a total of 225,000 shares of common stock to two consultants for consulting, marketing, and web support services valued at $60,750, or $0.27 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  There were two agreements: (a) the first agreement was for a period from July 2010 to March 2011 and (b) the second agreement was for the period from August 2010 to August 2011. For both agreements, the shares vest in equal increments and the consulting expense will be recognized over such periods.  $28,721 of the $60,750 was recognized during the year ended December 31, 2010, with the remaining $32,029 to be recognized during the year ended December 31, 2011.

In August 2010, the Company issued 118,839 shares of common stock in lieu of outstanding consulting fees valued at $32,086, or $0.27 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  An additional 1,000,000 shares of common stock were approved and issued to this same consultant in September 2010, as bonus compensation for extending his consulting agreement.  These shares were valued at $270,000, or $0.27 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.

In November 2010, the Company issued 125,000 shares of common stock to an individual, as a performance bonus for research and development consulting services rendered as of the date of issuance, valued at $31,250, or $0.25 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  The Company recognized this expense at the date of issuance and such shares had no vesting requirements.

In December 2010, the Company issued 100,000 shares of common stock to an individual, as part of a web services and media representation consulting agreement, valued at a total cost of $18,000, or $0.18 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  The consulting agreement is for the year of 2011, the shares vest in equal increments, and such expense will be recognized over the period of such agreement.

These sales and grants were made without registration under the Securities Act in reliance upon exemptions from registration, including, without limitation, the exemption provided under Section 4(2) of the Securities Act for private and limited offers and sales of securities made to accredited investors, and the exemptions provided under Regulation D and Rule 506 under the Securities Act for private and limited offers and sales of securities made to accredited investors.

Common Stock for Cash – 2011

During February 2011, the Company issued 582,065 shares of common stock to Mammoth, an accredited investor (as part of the Equity Line), for cash proceeds of $59,000 (net of $4,300 of stock issuance costs) at a price of $0.10875 per share.  There were no underwriters involved.

During March 2011, the Company sold an aggregate of 1,000,000 restricted shares of common stock that were subscribed for as of March 31, 2011 and issued in April 2011.  The purchasers of these shares were two accredited investors, not otherwise affiliated with the Company.  The Company received cash proceeds of $120,000, or $0.12 per share in connection with these sales.  There were no underwriters involved.

During April and May 2011, the Company issued 3,649,867 shares of common stock to Mammoth (as part of the Equity Line) for cash proceeds of $658,012.  The sales were made pursuant to two separate “Draw Down Notices” issued by the Company under the Stock Purchase Agreement. The first notice was effective May 18, 2011, for 1,583,771 shares and proceeds of $261,322, or approximately $0.165 per share.  The second notice was effective June 16, 2011, for 2,066,096 shares and proceeds of $396,690, or approximately $0.192 per share.  There were no underwriters involved.

Common Stock for Cash – 2011

During April, May and June 2011, the Company sold an aggregate of 4,625,000 restricted shares of common stock, to accredited investors, not otherwise affiliated with the Company, for cash proceeds of $370,000 at a price of $0.08 per share.  There were no underwriters involved.

During June 2011, the Company entered into a transaction, with an accredited investor not otherwise affiliated with the Company, for 125,000 restricted shares of common stock that were subscribed for as of June 30, 2011 and issued in July 2011, for cash proceeds of $10,000 at a price of $0.08 per share.  There were no underwriters involved.

During September 2011, the Company issued 1,147,846 shares of common stock to Mammoth (as part of the Equity Line) for cash proceeds of $169,594, at a price of $0.14775 per share.  There were no underwriters involved.

During November and December 2011, the Company sold an aggregate of 1,550,000 restricted shares of common stock, to eight accredited investors, not otherwise affiliated with the Company, for cash proceeds of $155,000 at a price of $0.10 per share.  There were no underwriters involved.

Recapitalization

Effective August 26, 2009, authorized by the stockholders at the Company’s annual stockholder’s meeting, the Company’s Articles of Incorporation (“AOI”) were amended to include a class of Preferred Stock, par value $0.00001, with authorized shares of 50,000,000.  No shares of Preferred Stock have been issued, however, as of December 31, 2010.  The rights and preferences of the newly authorized preferred shares will be determined by the Company’s Board at a later time.  The AOI were also amended to increase the authorized shares of common stock from 250,000,000 to 395,000,000 shares, par value $0.001.

Stock Purchase Agreement

On November 17, 2010, the Company entered into a Common Stock Purchase Agreement (the “Stock Purchase Agreement”), with Mammoth Corporation (“Mammoth”) providing for a financing arrangement that is sometimes referred to as a committed equity line financing facility (or “Equity Line”). The Stock Purchase Agreement provides that, upon the terms and subject to the conditions in the Stock Purchase Agreement, Mammoth is committed to purchase up to $10,000,000 of shares of our common stock over the 24-month term of the Stock Purchase Agreement under certain specified conditions and limitations.  Furthermore, in no event may Mammoth purchase any shares of the Company’s common stock which, when aggregated with all other shares of common stock then beneficially owned by Mammoth, would result in the beneficial ownership by Mammoth of more than 4.9 percent of the then outstanding shares of the Company’s common stock. These maximum share and beneficial ownership limitations may not be waived by the parties.

Under the terms of the Stock Purchase Agreement, the Company has the opportunity for a 24-month period, commencing on the date on which the SEC first declares effective the registration statement, to require Mammoth to purchase up to $10,000,000 in shares of common stock. For each share of common stock purchased under the Stock Purchase Agreement, Mammoth will pay to the Company a purchase price equal to 75 percent of the lowest closing bid price during the five consecutive trading day period (the “Draw Down Pricing Period”) preceding the date a draw down notice (the “Draw Down Notice”) is delivered by us to Mammoth (the “Draw Down Date”) in a manner provided by the Stock Purchase Agreement.  Subject to the limitations outlined below, the Company may, at its sole discretion, issue a Draw Down Notice to Mammoth, and Mammoth will then be irrevocably bound to purchase such shares.

Each Draw Down Notice must specify the lowest purchase price during the Draw Down Pricing Period at which the Company will sell the shares to Mammoth, which shall not be less than 75 percent of the lowest closing bid price during the Draw Down Pricing Period. Furthermore, the number of shares to be issued is limited by multiplying by five the average daily trading volume for the 30 trading days immediately preceding the delivery of the Draw Down Notice. The Draw Down Notice will also include the aggregate dollar amount of the Draw Down, which will not be less than $25,000 and not more than $500,000 in any Draw Down Notice.  There must be a minimum of 15 trading days between each Draw Down Notice.  Regardless of the maximum amount indicated in the Draw Down Notice, Mammoth is not obligated to purchase shares under any Draw Down Notice in an amount which, when added to the number of shares of common stock then beneficially owned by Mammoth, will result in Mammoth owning more than 4.9 percent of the outstanding shares of the Company’s common stock.

The Company agreed to pay up to $5,000 of reasonable attorneys’ fees and expenses (of which the Company paid $4,300 during the year ended December 31, 2011 to fully satisfy this obligation) incurred by Mammoth in connection with the preparation, negotiation, execution and delivery of the Stock Purchase Agreement and related transaction documentation. Further, if the Company issues a Draw Down Notice and fails to deliver the shares to Mammoth on the applicable settlement date, and such failure continues for 10 trading days, the Company agreed to pay Mammoth, in addition to all other remedies available to Mammoth under the Stock Purchase Agreement, an amount in cash equal to $100 for each $5,000 of the Draw Down Amount for the first 10 days such delivery is late, and $350 for each $5,000 of the Draw Down Amount for each trading day beyond 10 trading days that such delivery is late.

In connection with the Stock Purchase Agreement, the Company granted registration rights to Mammoth, and agreed to register the resale of shares issued to Mammoth in connection with Draw Downs made in connection with the Stock Purchase Agreement.  In January 2011, the Company filed a registration statement to cover the resale by Mammoth of up to 66,666,667 shares of our common stock under the Stock Purchase Agreement.  The Company is not permitted to make Draw Downs under the Stock Purchase Agreement at any time there is not an effective registration statement registering the resale of shares of common stock by Mammoth.  On January 25, 2011, the registration statement was made effective by the SEC.  As previously mentioned, the Company has made four Draw Down requests under the Stock Purchase Agreement during the year ended December 31, 2011 as well as one subsequent to year-end as noted in Note 14 below.

The Stock Purchase Agreement may be terminated at any time by the mutual written consent of the parties. Unless earlier terminated, the Stock Purchase Agreement will terminate automatically on the 24-month anniversary of the effective date of the registration statement (which term may not be extended by the parties).

ADA Innovations

In December 2010, the Company reached a Services Agreement with ADA Innovations (“ADA”) for final development and production manufacturing of portable versions (the “Projects”) of the Company’s AsepticSure™ disinfection systems (“ADS”).  A contract containing the terms of the agreement and detailed development plan was executed by the parties in January 2011, and amended in January 2012.

In addition, BiOzone Corporation will remain involved as a development support partner and manufacturer of laboratory equipment, and will assist, as requested, in construction of permanent installations for large-scale industrial applications.  Any and all notes, reports, information, inventions, sketches, plans concepts, data or other works created by ADA on its behalf under the Services Agreement will be the sole and exclusive property of the Company.

In addition, BiOzone Corporation will remain involved as a development support partner and manufacturer of laboratory equipment, and will assist, as requested, in construction of permanent installations for large-scale industrial applications.  Any and all notes, reports, information, inventions, sketches, plans concepts, data or other works created by ADA on its behalf under the Services Agreement will be the sole and exclusive property of the Company.  The term of the Services Agreement continues until the completion of the development and design projects contemplated by the Services Agreement, unless terminated earlier by either party in accordance with specific notices as outlined in the Services Agreement.  Deliverables will include: (1) the pre-production prototype designed and manufactured to our specifications, (2) design and device content compliant with all North America, Europe and United Kingdom regulatory and licensing agency regulations, (3) a soft launch program managed by ADA and the Company, intended to be followed by increased production, and (4) additional outsourced macro-manufacturing capacity as required, supervised by the parties.  The Company will pay ADA as services are provided.  During the year ended December 31, 2011, the Company incurred expenses totaling approximately $607,000, for services provided under the Services Agreement.  Of these amounts, approximately $569,000 were recorded as research and development costs.

NOTE 7 - COMMON STOCK WARRANTS AND OPTIONS	12 Months Ended
Dec. 31, 2011
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
NOTE 7 -        COMMON STOCK WARRANTS AND OPTIONS

Warrants

All outstanding warrants were either exercised or expired unexercised prior to the year ended December 31, 2009, thus there are no warrants outstanding as of December 31, 2011 and 2010.  In June 2009, and various dates over the past several years, the Company’s Board agreed to extend the expiration date on certain outstanding warrants to purchase common stock to August 19, 2009.  The Company estimates the fair value of each stock award or expiration extension at the grant date or extension date by using the Black-Scholes option pricing model, which model requires the use of exercise behavior data and the use of a number of assumptions including volatility of the Company’s stock price, the weighted average risk-free interest rate, and the weighted average expected life of the warrants.

Because the Company does not pay dividends, the dividend rate variable in the Black-Scholes model is zero.  Under the provisions of this accounting standard, additional expense of $105,393 was recorded for the year ended December 31, 2009, under the Black-Scholes option pricing model for these warrant extensions.

The Company estimated the fair value of the warrants at the date of the maturity extension, based on the following weighted average assumptions during 2009:

Risk-free interest rate	0.11% - 0.27%
Expected life	1 to 4 months
Expected volatility	139.91% - 245.55%
Dividend yield	0.00%

As discussed in Note 6, on August 5, 2009, warrants held by two separate directors of the Company for a total of 6,487,408 shares were exercised, using the cashless exercise provision within the warrant agreements, resulting in the issuance of 5,126,265 shares of common stock with no cash proceeds received.  On August 19, 2009, all remaining warrants expired unexercised.  As a result, the Company’s outstanding warrants as of December 31, 2011, 2010 and 2009 were zero.

Options

On August 26, 2009, the Company granted a total of 1,000,000 options to a Company director with an exercise price of $0.10 per share, exercisable for up to five years.  On the same date, the Company granted an additional 1,500,000 options to an outside consultant for services rendered, with an exercise price of $0.10 per share, exercisable for up to five years, but including vesting provisions as follows: i) 500,000 of the options vested immediately on the date of grant, ii) 500,000 options will vest on the date certified by the Company as the date the Company’s hospital sterilization program completes its beta-testing, and iii) the remaining 500,000 options will vest on the date certified by the Company as the date that the Company’s process has been commercialized and a minimum of fifty units or devices have been sold to third parties by the Company.  As of December 31, 2011 and 2010, 1,000,000 of the 1,500,000 options granted to this consultant had not yet vested.

In March 2010, the Company granted 250,000 options to an individual for research and development consulting services to be rendered through September 2010.  The options have an exercise price of $0.19 per share, and are exercisable for up to five years.  The value of these options granted, totaling $46,094, was recognized during 2010.

In July 2010, the Company granted a total of 3,500,000 options to certain board members and employees of the Company as additional compensation for work performed.  These options are exercisable at $0.20 per share, are exercisable for five years, but do not vest until the Company has achieved commercial sales.  As of December 31, 2011 and 2010, none of these options had vested.  The value of these options granted, totaling $710,577, will be recorded in the future once the Company has achieved commercial sales.

Also, in July 2010, the Company granted 1,000,000 options to a director of the Company in lieu of an actual stock grant for his services as a board member (see Note 6 for additional discussion on common shares issued to other board members for board service).  These options are exercisable at $0.20 per share, are exercisable for five years, and had no vesting provisions.  The value of these options granted, totaling $203,022, was recognized as board compensation during July 2010.

In August 2010, the Company granted 250,000 options to an outside consultant for patent work performed on behalf of the Company.  These options are exercisable at $0.27 per share, are exercisable for five years, and had no vesting provisions.  The value of these options granted, totaling $67,465, has been capitalized to patent costs in 2010, which costs will be amortized over the expected life of the patent.

In September 2010, the Company granted 250,000 options to an outside consultant in connection with extending his consulting agreement with the Company through September 2011.  These options are exercisable at $0.275 per share, are exercisable for five years, but do not vest until the Company has achieved commercialization and sales of the AsepticSure™ product.  As of December 31, 2011 and 2010, none of these options had vested.  The value of these options granted, totaling $65,067, will be recorded in the future once the Company has achieved the required commercial sales.

In March 2011, the Company granted options for the purchase of 150,000 shares of common stock to an individual for accounting related services to be performed through December 30, 2011, which do not vest until such date.  The options have an exercise price of $0.14 per share, and are exercisable for up to five years.  The grant date fair value of these options was $20,042, in connection with which the Company recognized this entire amount during the year ended December 31, 2011.

In March 2011, the Company granted options for the purchase of 100,000 shares of common stock to an individual for web and press support services to be performed through December 30, 2011, which do not vest until such date. The options have an exercise price of $0.14 per share, and are exercisable for up to five years.  The grant date fair value of these options was $13,361, in connection with which the Company recognized this entire amount during the year ended December 31, 2011.

The Company estimated the fair value of the stock options at the date of the grant, based on the following weighted average assumptions:

Risk-free interest rate	2.43%
Expected life	5 years
Expected volatility	176.45%
Dividend yield	0.00%

A summary of the status of the Company’s outstanding options as of December 31, 2011 and changes during the year then ended is presented below:

	Shares	Weighted Average Exercise Price
Outstanding, beginning of period	7,750,000	$0.17
Granted	250,000	$0.14
Expired/Canceled	(250,000)	$0.20
Exercised	-	n/a
Outstanding, end of period	7,750,000	$0.17
Exercisable	3,250,000	$0.15

As previously discussed, the Company estimates the fair value of each stock award by using the Black-Scholes option pricing model, which model requires the use of exercise behavior data and the use of a number of assumptions including volatility of the Company’s stock price, the weighted average risk-free interest rate, and the weighted average expected life of the options. Because the Company does not pay dividends, the dividend rate variable in the Black-Scholes model is zero.  Under the provisions of this accounting standard, additional expense of $33,403 and $249,115 was recorded for the years ended December 31, 2011 and 2010, respectively, under the Black-Scholes option pricing model.  An additional amount of $67,465 has been capitalized as patent costs during 2010, as previously mentioned, which costs will be amortized over the expected useful life of the patents.  An additional expense of $873,042 will be expensed in the future as the additional vesting requirements are met.

NOTE 8 - PROTOTYPE AGREEMENT	12 Months Ended
Dec. 31, 2011
Prototype Agreement Disclosure [Text Block]
NOTE 8 -        PROTOTYPE AGREEMENT

In June 2010, the Company entered into a six-month “Prototype Evaluation Agreement” (“Prototype Agreement”) with a company to produce a prototype AsepticSure™ system apparatus prior to August 24, 2010 and a second prototype apparatus prior to September 24, 2010.  As additional consideration for the assistance provided by this company pursuant to this Prototype Agreement, the Company has agreed to issue 1,000,000 shares of common stock upon the Company’s acceptance of the completed prototype apparatuses, with any required changes agreed to, as being ready for regular production.  This did not happen, however, prior to December 31, 2010, thus no shares have been issued and the Prototype Agreement was not renewed.

NOTE 9 - DUE TO STOCKHOLDERS AND ACCOUNTS PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 9 -        DUE TO STOCKHOLDERS AND ACCOUNTS PAYABLE – RELATED PARTIES

As of December 31, 2009, certain directors had advanced a total of $7,000 to the Company to cover operating expenses.  During 2011 and 2010, the Company repaid $6,000 and $1,000, respectively, of the amount outstanding.  As of December 31, 2011, there is no outstanding balance.

As of December 31, 2011 and 2010, the Company had outstanding $229,669 and $228,269, respectively, owed to certain consultants for unpaid previous years services. These consultants are stockholders of the Company and therefore have been classified as related parties.

NOTE 10 - NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
NOTE 10 -      NOTES PAYABLE

Notes payable consisted of the following at December 31, 2011 and 2010:

	2011	2010
Notes payable to ten stockholders, due on demand, plus interest at 10% per annum (in arrears). The Company is obligated to accept the rate at face value plus accrued interest as partial payment for shares the lenders may purchase from the Company upon exercise of the lenders’ option to acquire shares from the Company.	$60,815	$60,815

Notes payable to directors totaling $28,000 and a note payable to a third party in the amount of $9,000, due on April 22, 1995 (principal and accrued interest in arrears as of report date), plus interest at 8% per annum. Each lender has the right to convert any portion of the principal and interest into common stock at a price per share equal to the price per share under a prior private placement transaction.	37,000	37,000

Notes payable to former directors and a family member of a former director, due at various dates in 1995, 1996 and 1997 (principal and accrued interest in arrears as of report date), plus interest at 8% per annum. The Company has the right to repay the loans with restricted stock at $0.10 per share if alternative financings do not occur.	182,676	182,676

Note payable to a financing company, payable in nine monthly installments currently at $705, interest at 7.75% per annum, matures on March 31, 2012.	2,758	2,775

Total Notes Payable	283,249	283,266
Less: Current Portion	(283,249)	(283,266)
Long-Term Notes Payable	$-	$-

The aggregate principal maturities of notes payable are as follows:

Year Ended December 31,	Amount
2012	$283,249

NOTE 11 - DEBT FORGIVENESS	12 Months Ended
Dec. 31, 2011
Debt Forgiveness Disclosure [Text Block]	NOTE 11 - DEBT FORGIVENESS
During the year ended December 31, 2009, an outside attorney of the Company forgave a total of $61,514 in previously accrued interest on past due balances.

NOTE 12 - GOING CONCERN	12 Months Ended
Dec. 31, 2011
Going Concern Disclosure [Text Block]
NOTE 12 -      GOING CONCERN

The Company’s consolidated financial statements are prepared using US GAAP applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business.  The Company has incurred significant losses from its inception through December 31, 2011, which have resulted in an accumulated deficit of $26,741,298 at December 31, 2011.  The Company has funds sufficient to cover its operating costs for the next few months, has a working capital deficit of approximately $3,264,298, and has relied exclusively on debt and equity financing.  Accordingly, there is substantial doubt about its ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional capital and ultimately, upon the Company’s attaining profitable operations.  The Company will require a substantial amount of additional funds to complete the development of its products, hospital beta testing, commercialization, and to fund additional losses, until revenues are sufficient to cover the Company’s operating expenses. If the Company were unsuccessful in any of the additional funding noted below, it will most likely be forced to substantially reduce or cease operations.

As discussed in Note 6 above, the Company entered into the Stock Purchase Agreement and established the Equity Line.  The Company does not anticipate needing to draw the full amount of the Equity Line to implement our business plan and to develop and market its location sterilization technologies.  The Company believes that it will need approximately $3 million during the twelve months following the SEC effective date for research, development, marketing, and related activities, as well as for general corporate purposes, including final product development and initiation of sales.  Pursuant to the Stock Purchase Agreement with Mammoth, the frequency and amounts of draws are within its control.  The Company is not obligated to make any draws, and the Company may draw any amount up to the full amount of the Equity Line, in its discretion.  The Company does not plan to draw more funds (and correspondingly put more shares to Mammoth) under the Equity Line than is necessary to implement its business plan.

Also, during 2011, the Company raised a total of $1,545,906 through the sale of 12,679,778 shares of common stock at prices ranging from $0.08 to $0.192 per share, which funds have been used to keep the Company current in its reporting obligations under the Exchange Act and to pay certain other corporate obligations including the initial costs of development for its hospital sterilization system.  Subsequent to December 31, 2011, through the date of this report, the Company raised a total of $814,310 through the sale of 7,556,089 shares of common stock at prices ranging from $0.10 to $0.165 per share.  In addition, if the Company were to need additional resources outside the Equity Line, the Company believes the Company would be able to raise additional funds from some of the same investors who have purchased shares from 2009 to 2012, although there is no guarantee that these investors will purchase additional shares.  However, these investors have verbally committed to continue to fund the Company’s projects on a monthly basis, as needed as apparent to subsequent investments made as noted above and below in Note 14.

The ability of the Company to continue as a going concern is dependent on its ability to successfully accomplish the plan described in the preceding paragraphs and eventually attain profitable operations.  The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of these uncertainties.

NOTE 13 - CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Text Block]
NOTE 13 –     CUSTOMER DEPOSITS

In November 2011, the Company awarded the production manufacturing contract for AsepticSure™ to SMTC Corporation (SMTC), headquartered in Toronto, Canada.  SMTC maintains manufacturing facilities in Canada, the United States, Mexico and China.  The Company believes SMTC has the capacity to address all AsepticSure™ manufacturing requirements for the foreseeable future.  In January 2012, the Company initialed its first purchase order for five production validation units to be manufactured.  The production validation units are intended to be used for regulatory compliance and licensing validation, additional testing and early delivery purposes.

As of December 31, 2011, the Company received two purchase orders and related customer deposits totaling $40,000 to purchase the AsepticSure™ disinfection systems.  The Company anticipates deliveries of its first disinfection systems early in 2012.  As of December 31, 2011, these customer deposits have been reflected as current liabilities in the accompanying consolidated balance sheet.

NOTE 14 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
NOTE 14 –     SUBSEQUENT EVENTS

Effective January 1, 2012, the Company entered into a lease agreement for its corporate offices in California that includes a monthly lease payment of $2,100 U.S. Dollars and has a lease term through December 31, 2012.

During January and February 2012, the Company sold an aggregate of 6,653,000 restricted shares of common stock to approximately 30 accredited investors for cash proceeds of $665,300 at a price of $0.10 per share.  There were no underwriters involved.

During January 2012, the Company issued 903,089 shares of common stock to Mammoth (as part of the Equity Line) for cash proceeds of $149,010, at a price of $0.165 per share.  There were no underwriters involved.

On February 21, 2012, the Board of Directors approved the 2012 Equity Incentive Award Plan and authorized up to 10,000,000 shares of common stock to be available for awards under the Plan.

On February 21, 2012, each of four directors of the Company was awarded stock options for the purchase of 1,000,000 shares of common stock, exercisable at a price of $0.23 per share, which was the closing price of the Company’s common stock reported on the OTC Bulletin Board on the date of grant.  In addition, certain officers, consultants and employees of the Company were awarded options in the aggregate for the purchase of 1,050,000 shares of stock at an exercise price of $0.23 per share.  Each of the options granted was fully vested on the date of grant.